SCHEDULE OF CONSOLIDATION OF VARIABLE INTEREST ENTITY (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue	$ 7,081,133	$ 158,485	$ 10,977,429
Cost of revenue	6,366,842	91,354	8,394,364
Operating expenses	9,502,886	2,114,148	4,099,851
Net loss	(18,192,303)	5,114,684	(16,312,705)
Net cash provided by (used in) operating activities	9,038,631	(13,621,726)	(502,830)
Net cash used in investing activities	(41,042,250)	(943,376)	(6,925,548)
Net cash provided by (used in) financing activities	6,409,615	45,525,266	276,794
Effect of changes of foreign exchange rate on cash	81,711	(3,625,234)	(503,137)
Net decrease in cash and cash equivalents	(25,512,293)	27,334,930	(7,654,722)
Variable Interest Entity, Primary Beneficiary [Member]
Revenue		86,646	2,457,246
Cost of revenue		42,201	747,206
Operating expenses		658,505	2,988,017
Net loss		(395,303)	(1,435,993)
Net cash provided by (used in) operating activities		(52,074)	(199,661)
Net cash used in investing activities			(1,745)
Net cash provided by (used in) financing activities		194,748	111,051
Effect of changes of foreign exchange rate on cash		(146,410)	(2,711)
Net decrease in cash and cash equivalents		$ (3,736)	$ (93,066)